Note 19 - Capital Structure and Financial Matters - Schedule of Share Capital (Details)																													1 Months Ended										2 Months Ended	12 Months Ended
	Nov. 04, 2025 DKK (kr) shares	Oct. 28, 2025 DKK (kr) shares	Oct. 24, 2025 DKK (kr) shares	Oct. 22, 2025 DKK (kr) shares	Oct. 21, 2025 DKK (kr) shares	Oct. 20, 2025 DKK (kr) shares	Oct. 17, 2025 DKK (kr) shares	Oct. 16, 2025 DKK (kr) shares	Oct. 15, 2025 DKK (kr) shares	Oct. 10, 2025 DKK (kr) shares	Oct. 09, 2025 DKK (kr) shares	Oct. 08, 2025 DKK (kr) shares	Oct. 07, 2025 DKK (kr) shares	Oct. 03, 2025 DKK (kr) shares	Sep. 26, 2025 DKK (kr) shares	Feb. 05, 2025 DKK (kr) shares	Jan. 31, 2025 USD ($) shares	Jan. 31, 2025 DKK (kr) shares	Jan. 27, 2025 DKK (kr) shares	Jan. 17, 2025 DKK (kr) shares	Jan. 16, 2025 DKK (kr) shares	Jan. 08, 2025 DKK (kr) shares	Sep. 05, 2024 DKK (kr) shares	Sep. 04, 2024 DKK (kr) shares	Aug. 12, 2024 DKK (kr) shares	Feb. 05, 2024 DKK (kr) shares	Feb. 03, 2024 DKK (kr) shares	Jan. 26, 2024 DKK (kr) shares	Nov. 30, 2025 USD ($) shares	Oct. 31, 2025 USD ($) shares	Jan. 31, 2025 USD ($) shares	Dec. 31, 2024 DKK (kr) shares	Oct. 30, 2024 DKK (kr) shares	Sep. 30, 2024 DKK (kr) shares	Jul. 31, 2024 DKK (kr) shares	Apr. 30, 2024 DKK (kr) shares	Feb. 29, 2024 DKK (kr) shares	Jan. 31, 2024 DKK (kr) shares	Feb. 29, 2024 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 DKK (kr) shares	Dec. 10, 2025 shares	Jan. 31, 2025 DKK (kr)	Jan. 17, 2025 USD ($)	Dec. 31, 2024 DKK (kr) shares	Dec. 31, 2023 DKK (kr) shares	Dec. 31, 2022 USD ($)
Statement Line Items [Line Items]
Share capital, shares (in shares)																																								417,010,756			417,010,756
Share capital																																								$ 17,039,000	$ (1,652,000)	$ (4,729,000)	kr 104,300,000		kr 78,332,151.5	$ 78,640,556			$ 8,303,000
Capital increase, exercised warrants, shares (in shares)																													1,875,000	48,407,150
Capital increase, shares (in shares)																	199,868,050	199,868,050		19,660,139											199,868,050
Capital increase																	$ 49,967,012.5	kr 49,967,012.5																						25,069,000	16,550,000	9,168,000
Capital increase at October 20, 2025 (exercised warrants) (in shares)																													1,875,000	48,407,150
417,010,756 (2024: 70,130,556) ordinary shares of DKK 0.25 each (2024: ordinary shares of DKK 1 each) | $																																								15,791,000	10,516,000
Total share capital | $																																								15,791,000	10,516,000
Ordinary shares [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)																																												344,711,416
Capital increase, shares (in shares)																																					7,575,000		7,575,000
Issued capital [member]
Statement Line Items [Line Items]
Share capital | $																	$ 78,332,151.5														$ 78,332,151.5									15,791,000	10,516,000	5,899,000							$ 3,886,000
Capital increase, exercised warrants | $																													$ 100,000	$ 2,700,000
Capital increase | $																																								$ 5,275,000	$ 4,617,000	$ 2,013,000
Total share capital | kr																																											kr 104,252,689				kr 70,130,556
Issued capital [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)																																								417,010,756	70,130,556	37,897,780	417,010,756				70,130,556	37,897,780
Share capital | kr																																											kr 104,253,000				kr 70,131,000	kr 37,898,000
Capital increase, exercised warrants, shares (in shares)	1,875,000	312,500	275,000	200,000	2,025,000		5,350,000	6,479,400	2,025,000			1,625,000	1,325,150	21,705,100		2,500,000				0	2,150,000	6,360,000					4,450,000						1,240,000	1,070,000	1,640,000	1,960,000		9,216
Capital increase, exercised warrants | kr	kr 469,000	kr 78,000	kr 69,000	kr 50,000	kr 506,000		kr 1,338,000	kr 1,620,000	kr 506,000			kr 406,000	kr 331,000	kr 5,426,000		kr 625,000					kr 2,150,000	kr 6,360,000					kr 4,450,000						kr 1,240,000	kr 1,070,000	kr 1,640,000	kr 1,960,000		kr 9,000
Capital increase, shares (in shares)															50,900,000				34,820,000				10,000	10,000	10,000	3,125,000		2,633,550
Capital increase | kr															kr 12,725,000				kr 8,705,000	kr (58,980,000)			kr 10,000	kr 10,000	kr 10,000	kr 3,125,000		kr 2,634,000
Capital increase at October 20, 2025 (exercised warrants) (in shares)	1,875,000	312,500	275,000	200,000	2,025,000		5,350,000	6,479,400	2,025,000			1,625,000	1,325,150	21,705,100		2,500,000				0	2,150,000	6,360,000					4,450,000						1,240,000	1,070,000	1,640,000	1,960,000		9,216
Issued capital [member] | Ordinary shares, issuance one [member]
Statement Line Items [Line Items]
Capital increase, exercised warrants, shares (in shares)						400,000				922,500	1,875,000																					4,840,000					1,975,000
Capital increase, exercised warrants | kr						kr 100,000				kr 231,000	kr 469,000																					kr 4,840,000					kr 1,975,000
Capital increase, shares (in shares)																	177,451,100	177,451,100																316,180
Capital increase | kr																		kr 44,363,000																kr 316,000
Capital increase at October 20, 2025 (exercised warrants) (in shares)						400,000				922,500	1,875,000																					4,840,000					1,975,000
Issued capital [member] | Ordinary shares, issuance two [member]
Statement Line Items [Line Items]
Capital increase, exercised warrants, shares (in shares)						1,875,000				137,500	1,875,000																					6,630,000					2,060,000
Capital increase, exercised warrants | kr						kr 469,000				kr 34,000	kr 469,000																					kr 6,630,000					kr 2,060,000
Capital increase, shares (in shares)																	22,416,950	22,416,950																253,830
Capital increase | kr																		kr 5,604,000																kr 254,000
Capital increase at October 20, 2025 (exercised warrants) (in shares)						1,875,000				137,500	1,875,000																					6,630,000					2,060,000